Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class Z
Trading Symbol	FZAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,345 $9,677 $11,277 $12,697 $12,259 $12,744 $20,269 $18,085 $20,233 $24,701 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 22.08% 15.04% 9.46% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,106,766,493
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 6,689,896
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Industrials 17.3 Consumer Discretionary 16.0 Financials 14.1 Communication Services 7.1 Utilities 6.6 Materials 4.4 Energy 4.4 Consumer Staples 2.4 Health Care 1.6 Common Stocks 99.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 China 2.8 United Kingdom 1.1 Taiwan 1.0 Netherlands 0.8 Canada 0.7 Hong Kong 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.8 Arthur J Gallagher & Co 3.5 Vistra Corp 3.1 Microsoft Corp 3.1 Apollo Global Management Inc 2.6 ON Semiconductor Corp 2.3 Cheniere Energy Inc 2.3 Amazon.com Inc 2.1 Constellation Energy Corp 2.0 29.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class I
Trading Symbol	FLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,333 $9,653 $11,233 $12,633 $12,180 $12,646 $20,090 $17,903 $20,007 $24,391 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.92% 14.90% 9.33% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,106,766,493
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 6,689,896
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Industrials 17.3 Consumer Discretionary 16.0 Financials 14.1 Communication Services 7.1 Utilities 6.6 Materials 4.4 Energy 4.4 Consumer Staples 2.4 Health Care 1.6 Common Stocks 99.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 China 2.8 United Kingdom 1.1 Taiwan 1.0 Netherlands 0.8 Canada 0.7 Hong Kong 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.8 Arthur J Gallagher & Co 3.5 Vistra Corp 3.1 Microsoft Corp 3.1 Apollo Global Management Inc 2.6 ON Semiconductor Corp 2.3 Cheniere Energy Inc 2.3 Amazon.com Inc 2.1 Constellation Energy Corp 2.0 29.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class A
Trading Symbol	FLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,713 $9,049 $10,504 $11,781 $11,329 $11,732 $18,586 $16,522 $18,414 $22,388 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.59% 13.25% 8.39% Class A (without 5.75% sales charge) 21.58% 14.59% 9.04% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,106,766,493
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 6,689,896
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Industrials 17.3 Consumer Discretionary 16.0 Financials 14.1 Communication Services 7.1 Utilities 6.6 Materials 4.4 Energy 4.4 Consumer Staples 2.4 Health Care 1.6 Common Stocks 99.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 China 2.8 United Kingdom 1.1 Taiwan 1.0 Netherlands 0.8 Canada 0.7 Hong Kong 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.8 Arthur J Gallagher & Co 3.5 Vistra Corp 3.1 Microsoft Corp 3.1 Apollo Global Management Inc 2.6 ON Semiconductor Corp 2.3 Cheniere Energy Inc 2.3 Amazon.com Inc 2.1 Constellation Energy Corp 2.0 29.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class C
Trading Symbol	FLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.79%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $10,230 $9,460 $10,897 $12,134 $11,578 $11,897 $18,707 $16,497 $18,387 $22,355 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.67% 13.72% 8.38% Class C 20.67% 13.72% 8.38% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,106,766,493
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 6,689,896
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Industrials 17.3 Consumer Discretionary 16.0 Financials 14.1 Communication Services 7.1 Utilities 6.6 Materials 4.4 Energy 4.4 Consumer Staples 2.4 Health Care 1.6 Common Stocks 99.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 China 2.8 United Kingdom 1.1 Taiwan 1.0 Netherlands 0.8 Canada 0.7 Hong Kong 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.8 Arthur J Gallagher & Co 3.5 Vistra Corp 3.1 Microsoft Corp 3.1 Apollo Global Management Inc 2.6 ON Semiconductor Corp 2.3 Cheniere Energy Inc 2.3 Amazon.com Inc 2.1 Constellation Energy Corp 2.0 29.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class M
Trading Symbol	FLSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 141	1.27%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,922 $9,222 $10,677 $11,947 $11,462 $11,838 $18,709 $16,589 $18,446 $22,371 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 17.04% 13.50% 8.38% Class M (without 3.50% sales charge) 21.28% 14.31% 8.77% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,106,766,493
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 6,689,896
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Industrials 17.3 Consumer Discretionary 16.0 Financials 14.1 Communication Services 7.1 Utilities 6.6 Materials 4.4 Energy 4.4 Consumer Staples 2.4 Health Care 1.6 Common Stocks 99.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 China 2.8 United Kingdom 1.1 Taiwan 1.0 Netherlands 0.8 Canada 0.7 Hong Kong 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.8 Arthur J Gallagher & Co 3.5 Vistra Corp 3.1 Microsoft Corp 3.1 Apollo Global Management Inc 2.6 ON Semiconductor Corp 2.3 Cheniere Energy Inc 2.3 Amazon.com Inc 2.1 Constellation Energy Corp 2.0 29.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec